Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Lubricants	$ 15,863	$ 12,522
Bunkers	51,299	62,555
Total	$ 67,162	$ 75,077